STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Of Operations
Revenue
Operating expenses:
Research and development		113,862	234,095
General and administrative	73,305	191,379	133,289
Professional fees	86,756	332,650	2,015,898
Total operating expenses	160,061	637,891	2,383,282
Net operating loss	(160,061)	(637,891)	(2,383,282)
Other income (expense):
Interest expense	(153,347)	(817,423)	(198,049)
Other expense
Loss on judgment, Typenex		(340,647)
Gain on settlement, Typenex		53,788
Equity in losses of investment in joint venture	(2,058)
Change in derivative liabilities	(6,261,101)	(26,048)	(20,076)
Total other income (expenses)	(6,416,506)	(1,130,330)	(218,125)
Net loss	$ (6,576,567)	$ (1,768,221)	$ (2,601,407)
Weighted average number of common shares outstanding - basic and fully diluted	452,007,980	151,651,420	31,264,255
Net loss per share - basic and fully diluted	$ (0.01)	$ (0.01)	$ (0.08)